Stockholders' Equity - Schedule of Allocation of Stock-based Compensation for Equity Awards (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense		$ (18)	$ 911	$ 3,183	$ 2,178
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	[1]	(663)	391	929	1,175
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense		$ 645	$ 520	$ 2,254	$ 1,003

[1]	During the three months ended September 30, 2015, following the reduction in workforce initiatives (see Note 7), the Company reversed the previously recorded expense for unvested options of terminated employees aggregating $0.8 million.